Business development (Details Narrative) R$ in Millions, $ in Millions					1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 03, 2023 USD ($)	Nov. 03, 2023 BRL (R$)	Jul. 08, 2022 BRL (R$)	Apr. 12, 2022 BRL (R$)	Aug. 31, 2024	Sep. 30, 2023 BRL (R$)	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 shares	Jul. 31, 2022	Jan. 13, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Share issued | shares							9,804,135,348	9,804,135,348	9,804,135,348
ITA? CHILE [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired										65.62%
Share issued | shares								3,707,104
Acquisitions value | R$								R$ 193
Ownership interest								67.42%
American Depositary Shares [Member]
IfrsStatementLineItems [Line Items]
Share issued | shares								554,650
Equivalent [Member]
IfrsStatementLineItems [Line Items]
Share issued | shares								184,883
Ideal Holding Financeira Sa Stage One [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired											50.10%
Equity interests of acquirer | R$											R$ 700
Zup I T Servicosem Tecnologiae Inovacao S. A. [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired								20.57%
Share issued | shares								2,228,342
Capital amount | R$								R$ 199
Percentage of voting equity interests acquired								72.51%
Itau Unibanco Holding [Member]
IfrsStatementLineItems [Line Items]
Share issued | shares							200,628
Percentage of voting equity interests acquired							1.32%
Ownership interest, percentage					33.60%
Itau Unibanco Holding [Member] | Zup I T Servicosem Tecnologiae Inovacao S. A. [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							28.81%
Share issued | shares							3,178,623
Capital amount | R$							R$ 312
Totvs Techfin S.A. [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired				50.00%
Acquisition date fair value of total consideration transferred | R$				R$ 610
Payment of earnout compensation | R$				R$ 450
Banco Itau Argentina S. A. [Member]
IfrsStatementLineItems [Line Items]
Transaction amount	$ 50	R$ 253				R$ 1,211
Avenue Holding Cayman Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			35.00%
Ownership interest | R$			R$ 563